GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GOODWILL AND INTANGIBLE ASSETS
Amortization	$ 14	$ 44	$ 64	$ 71	$ 17
Actual amortization expense			$ 40